TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2019
TRADE AND OTHER RECEIVABLES.
TRADE AND OTHER RECEIVABLES

13 Trade and other receivables

Accounting policy

Trade and other receivables are carried at amortised cost, less any allowances for uncollectible amounts. They are included in current assets, except for maturities greater than 12 months after the balance sheet date. These are classified as non-current assets.

The trade and other receivables accounting policy for the year ending 31 December 2017 was consistent with the requirements of IAS 39. Provisions against trade receivables were based on incurred losses, rather than the expected credit loss allowance.

The Group manages credit risk through credit limits which require authorisation commensurate with the size of the limit and which are regularly reviewed. Credit limit decisions are made based on available financial information and the business case. Significant receivables are regularly reviewed and monitored at Group level. The Group has no significant concentration of credit risk, with exposure spread over a large number of customers and geographies. Furthermore, the Group’s principal customers are backed by government and public or private medical insurance funding, which historically represent a lower risk of default. The maximum exposure to credit risk at the reporting date is the fair value of each class of receivable. The Group does not hold any collateral as security. Allowance losses are calculated by reviewing lifetime expected credit losses using historic and forward-looking data on credit risk. The Group performed the calculation of expected credit loss rates separately for customer groups which were segmented based on common risk characteristics such as credit risk grade and type of customer (such as government and non-government).

	2019	2018	2017
	$ million	$ million	$ million
Trade and other receivables due within one year
Trade receivables	1,141	1,166	1,125
Less: loss allowance	(59)	(62)	(69)
Trade receivables – net	1,082	1,104	1,056
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	26	37	28
Other receivables	124	107	92
Current tax receivable	21	–	–
Prepayments	75	69	82
	1,328	1,317	1,258
Due after more than one year
Other non-current assets	35	16	16
	1,363	1,333	1,274

Other non-current assets primarily relate to long-term prepayments and contingent consideration. Trade receivables are classified as loans and receivables. Management considers that the carrying amount of trade and other receivables approximates to the fair value. Allowance losses are calculated by reviewing lifetime expected credit losses using historic and forward-looking data on credit risk. The loss allowance expense for the year was $15m (2018: $14m, 2017: $17m).

The following table provides information about the ageing of and expected credit losses for trade receivables:

	2019 Weighted average loss rate	2019 Loss allowance	2019 Gross carrying amount	2018 Gross carrying amount	2017 Gross carrying amount
	%	$ million	$ million	$ million	$ million
Not past due	-0.3%	(2)	681	647	664
Past due not more than 3 months	-1.1%	(2)	190	271	225
Past due not more than 3–6 months	-3.5%	(3)	85	78	65
Past due more than 6 months	-28.1%	(52)	185	170	171
		(59)	1,141	1,166	1,125
Loss allowance			(59)	(62)	(69)
Trade receivables – net			1,082	1,104	1,056

The Group’s expected credit loss accounting policy includes guidance on how the expected credit loss percentages should be determined; it does not include preset limits as the customer groups and risk profiles are not consistent across all of our markets. Each market determines their own percentages based on their historic experience and future expectations, and in-line with the general guidance in the Group’s policy.

Movements in the loss allowance were as follows:

	2019	2018	2017
	$ million	$ million	$ million
At 31 December	62	69	54
Adjustment on initial application of IFRS 9		14
Adjusted balance at 1 January		83
Exchange adjustment	(1)	(3)	3
Reclassification[1]	–	(8)	–
Acquisitions	9	–	1
Net receivables provided during the year	15	14	17
Utilisation of provision	(26)	(24)	(6)
At 31 December	59	62	69

1     On transition to IFRS 9, the Group reclassified a credit note provision from the loss allowance to gross trade receivables.

Trade receivables include amounts denominated in the following major currencies:

	2019	2018	2017
	$ million	$ million	$ million
US Dollar	493	527	418
Sterling	41	45	54
Euro	211	201	212
Other	337	331	372
Trade receivables – net	1,082	1,104	1,056